Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Ordinary shares subscribed	Statutory surplus reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2018	$ 9,288	$ 8,100,225		$ 11,750,446	$ 25,576,653	$ (974,366)	$ 44,462,246
Balance (in Shares) at Dec. 31, 2018	18,575,000
Ordinary shares subscribed			344,739				344,739
Net income					15,431,197		15,431,197
Appropriation of statutory reserve				1,557,888	(1,557,888)
Currency translation adjustment						(579,862)	(579,862)
Balance at Dec. 31, 2019	$ 9,288	8,100,225	344,739	13,308,334	39,449,962	(1,554,228)	59,658,320
Balance (in Shares) at Dec. 31, 2019	18,575,000
Share issuance	$ 712	1,616,259					1,616,971
Share issuance (in Shares)	1,425,000
Ordinary shares subscribed			(344,739)				(344,739)
Net income					19,045,255		19,045,255
Appropriation of statutory reserve				1,870,133	(1,870,133)
Currency translation adjustment						4,759,973	4,759,973
Balance at Dec. 31, 2020	$ 10,000	9,716,484		15,178,467	56,625,084	3,205,745	84,735,780
Balance (in Shares) at Dec. 31, 2020	20,000,000
Net income					20,949,579		20,949,579
Currency translation adjustment						2,083,243	2,083,243
Balance at Dec. 31, 2021	$ 10,000	$ 9,716,484		$ 15,178,467	$ 77,574,663	$ 5,288,988	$ 107,768,602
Balance (in Shares) at Dec. 31, 2021	20,000,000